Exceptional items (Tables)	6 Months Ended
Dec. 31, 2022
Statement [Line Items]
Summary of Exceptional Items

Half year ended 31 December 2022	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
Samarco dam failure	(142)	2	(140)

Total	(142)	2	(140)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(142)	2	(140)

Half year ended 31 December 2021	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
Samarco dam failure	(822)	1	(821)
Impairment of US deferred tax assets	–	(423)	(423)

Total	(822)	(422)	(1,244)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(822)	(422)	(1,244)

Year ended 30 June 2022	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
Samarco dam failure	(1,032)	(31)	(1,063)
Impairment of US deferred tax assets	–	(423)	(423)
Corporate structure unification costs	(428)	–	(428)
BHP Mitsui Coal (BMC) gain on disposal	840	–	840

Total	(620)	(454)	(1,074)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(620)	(454)	(1,074)

Samarco dam failure [member]
Statement [Line Items]
Summary of Exceptional Items
The loss of US$140
million (after tax)
relates
to the Samarco dam failure
, which occurred
in November 2015
, and
comprises the following:

Half year ended 31 December 2022	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(47)
Profit from equity accounted investments, related impairments and expenses:
Samarco impairment expense	–
Samarco Germano dam decommissioning	31
Samarco dam failure provision	(13)
Fair value change on forward exchange derivatives	109
Net finance costs	(222)
Income tax benefit	2

Total 1	(140)

1	Refer to note 9 ‘Significant events – Samarco dam failure’ for further information.